RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Professional fees	$ 2,068,860	$ 842,693	$ 2,942,500	$ 1,711,172
Amounts payable, related party transactions	38,462		38,462
Business Service Agreement [member] | Business Instincts Group [member]
IfrsStatementLineItems [Line Items]
Professional fees			210,535	87,000
Amounts payable, related party transactions	2,508		2,508
Consultant Agreement [member] | Alberta Ltd [member]
IfrsStatementLineItems [Line Items]
Professional fees			336,486	105,782
Amounts payable, related party transactions	35,828		35,828
Executive Agreement [member] | Scott Larson [member]
IfrsStatementLineItems [Line Items]
Professional fees			288,719	$ 86,968
Amounts payable, related party transactions